Consolidated Statements of Changes in Shareholders' Deficit - USD ($) $ in Thousands, shares in Millions		Total	Preferred Stock [Member]	Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Accumulated Other Comprehensive Income (Loss) [Member]	Intelsat S.A. Shareholders' Deficit [Member]	Noncontrolling Interest [Member]
Balance at Dec. 31, 2012	[1]			$ 832	$ 1,519,429	$ (2,759,593)	$ (118,428)	$ (1,357,760)	$ 45,670
Balance, shares at Dec. 31, 2012	[1]			83.2
Net Income (loss)		$ (255,680)				(255,680)		(255,680)	3,687
Initial public offering, net of costs			$ 35	$ 222	542,539			542,796
Initial public offering, net of costs (in Shares)			3.5	22.2
Change in classification of certain equity awards					18,899			18,899
Share-based compensation				$ 6	28,547			28,553
Share-based compensation (in Shares)				0.6
Dividends paid to noncontrolling interests									(8,671)
Declaration of preferred stock dividend					(10,196)			(10,196)
Postretirement/pension liability adjustment, net of tax							57,283	57,283
Other comprehensive income (loss), net of tax		629					752	752
Balance at Dec. 31, 2013			$ 35	$ 1,060	2,099,218	(3,015,273)	(60,393)	(975,353)	40,686
Balance, shares at Dec. 31, 2013			3.5	106.0
Net Income (loss)		232,532				232,532		232,532	3,974
Share-based compensation		26,389		$ 7	26,382			26,389
Share-based compensation (in Shares)				0.7
Dividends paid to noncontrolling interests		(8,744)							(8,744)
Declaration of preferred stock dividend		(9,917)			(9,917)			(9,917)
Acquisition of non-controlling interests					2,215			2,215	(2,215)
Postretirement/pension liability adjustment, net of tax							(52,002)	(52,002)
Other comprehensive income (loss), net of tax		258					(132)	(132)
Balance at Dec. 31, 2014		(776,268)	$ 35	$ 1,067	2,117,898	(2,782,741)	(112,527)	(776,268)	33,701
Balance, shares at Dec. 31, 2014			3.5	106.7
Net Income (loss)		(3,923,387)				(3,923,387)		(3,923,387)	3,934
Share-based compensation		25,921		$ 9	25,912			25,921
Share-based compensation (in Shares)				0.9
Dividends paid to noncontrolling interests		(8,423)							(8,423)
Declaration of preferred stock dividend		(9,919)			(9,919)			(9,919)
Postretirement/pension liability adjustment, net of tax							27,939	27,939
Curtailment gain, net of tax of $3.8 million		6,510					6,510	6,510
Other comprehensive income (loss), net of tax		(21)					(361)	(361)
Balance at Dec. 31, 2015		$ (4,649,565)	$ 35	$ 1,076	$ 2,133,891	$ (6,706,128)	$ (78,439)	$ (4,649,565)	$ 29,212
Balance, shares at Dec. 31, 2015			3.5	107.6

[1]	Common shares and paid-in capital amounts reflect the retroactive impact of the former Class A and Class B share reclassification into common shares and the share splits related to our Initial Public Offering. See Note 4-Net Income (Loss) per Share for further discussion.